                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Shamrock Capital Advisors, Inc.
Address:  4444 Lakeside Drive
          Burbank, CA 91505

Form 13F File Number: 28-12223

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael J. McConnell
Title:  Managing Member
Phone:  (818) 845-4444

Signature, Place, and Date of Signing:

 /s/ Michael J. McConnell  Burbank, CA                       5/14/07
 ------------------------  ------------------------  ------------------------
 [Signature]               [City, State]             [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       4

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $364,938 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No. Form 13F File Number    Name
       --- ----------------------  ---------------------------------------------
       1   28-12228                Shamrock Activist Value Fund GP, L.L.C.
       2   28-12224                Shamrock Partners Activist Value Fund, L.L.C.
       3   28-12226                Shamrock Holdings of California, Inc.
       4   28-12225                Shamrock Holdings, Inc.

                                   FORM 13F
                               INFORMATION TABLE

                        Shamrock Capital Advisors, Inc.

                          FORM 13F INFORMATION TABLE
                              AS OF DATE 3/31/07

Column 1                  Column 2   Column 3  Column 4      Column 5       Column 6  Column 7       Column 8
--------                  ---------  --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                 VOTING AUTHORITY
                          TITLE OF              VALUE    TOTAL    SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER              CLASS     CUSIP    (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------            ---------  --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
Agile Software Corp Del      COM     00846X105  23,390  3,365,405 SH        DEFINED   1,2,3,4  3,365,405
Chemed Corp New              COM     16359R103  37,239    760,600 SH        DEFINED   1,2,3,4    760,600
Coinstar Inc                 COM     19259P300  66,383  2,120,865 SH        DEFINED   1,2,3,4  2,120,865
Collectors Universe Inc    COM NEW   19421R200  12,885    919,696 SH        DEFINED   1,2,3,4    919,696
iPass Inc                    COM     46261V108  45,914  9,127,950 SH        DEFINED   1,2,3,4  9,127,950
Magellan Health Svcs Inc   COM NEW   559079207  52,900  1,259,528 SH        DEFINED   1,2,3,4  1,259,528
Modine Mfg Co                COM     607828100  46,285  2,021,200 SH        DEFINED   1,2,3,4  2,021,200
NuCO2 Inc                    COM     629428103   6,209    246,190 SH        DEFINED   1,2,3,4    246,190
Proquest Company             COM     74346P102  22,585  2,509,400 SH        DEFINED   1,2,3,4  2,509,400
Reddy Ice Hldgs Inc          COM     75734R105  24,414    808,942 SH        DEFINED   1,2,3,4    808,942
TNS Inc                      COM     872960109  26,734  1,661,546 SH        DEFINED   1,2,3,4  1,661,546